UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended June 30,2003

Check here if Amendment:           |X|; Amendment Number:  1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Trafelet & Company, LLC

Address: 900 Third Avenue
         Floor 5
         New York, NY 10022

13F File Number: 28-10380

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Hofbauer
Title:   Chief Financial Officer
Phone:   (212) 201-7868


Signature, Place and Date of Signing:

/s/ Peter Hofbauer            New York, New York              August 14, 2003
-----------------------     -------------------------    ----------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  41

Form 13F Information Table Value Total: $245,470
                                         (thousands)


List of Other Included Managers: NONE


                                                   FORM 13F INFORMATION TABLE


NAME OF                           TITLE OF               VALUE      SHRS OR  SH / PUT  INVESTMENT  OTHER    VOTING AUTHORITY
ISSUER                            CLASS       CUSIP      (x $1000)  PRN  AMT PRN CALL  DISCRETION  MGRS   SOLE      SHARED   NONE
------                            -----       -----      ---------  -------- --------  ----------  ----   ----      ------   ----
ACCREDITED HOME LENDRS HLDG CO    COM         00437P107     2193     112790  SH        SOLE        0       112790   0        0
AGCO CORP COM                     COM         001084102      854      50000  SH        SOLE        0        50000   0        0
AMERICA SVC GROUP INC             COM         02364L109     8351     466554  SH        SOLE        0       466554   0        0
AMERISTAR CASINOS INC             COM         03070Q101     6796     318500  SH        SOLE        0       318500   0        0
AMERITRADE                        COM         03074K100     5865     792500  SH        SOLE        0       792500   0        0
CANADIAN NATURAL RES OURCES CA    COM         136385101     2195      55000  SH        SOLE        0        55000   0        0
DAN RIVER INC COM                 COM         235774106     4221    1569300  SH        SOLE        0      1569300   0        0
DEAN FOODS CO NEW                 COM         242370104     4725     150000  SH        SOLE        0       150000   0        0
DECKER OUTDOOR CORP COM           COM         243537107     1645     253500  SH        SOLE        0       253500   0        0
E*TRADE GROUP INC COM             COM         269246104    20081    2362500  SH        SOLE        0      2362500   0        0
GOODYS FAMILY CLOTHING INC        COM         382588101     7571     880400  SH        SOLE        0       880400   0        0
ISTAR FINANCIAL INC COM STK       COM         45031U101     7428     203500  SH        SOLE        0       203500   0        0
JACUZZI BRANDS INC COM            COM         469865109     1139     215400  SH        SOLE        0       215400   0        0
JARDEN CORP Com                   COM         471109108     8639     312200  SH        SOLE        0       312200   0        0
KIRKLANDS INC                     COM         497498105     5176     313700  SH        SOLE        0       313700   0        0
MARVEL ENTERPRISES INC            COM         57383M108     9053     474000  SH        SOLE        0       474000   0        0
MIRANT CORP COM STK               COM         604675108     1769     610000  SH        SOLE        0       610000   0        0
MOORE WALLACE INC COM             COM         615857109    14590     993900  SH        SOLE        0       993900   0        0
NETRATINGS INC COM STK            COM         64116M108     2623     282400  SH        SOLE        0       282400   0        0
NEW CENTURY FINL CORP             COM         64352D101    12532     288500  SH        SOLE        0       288500   0        0
NOVASTAR FINANCIAL INC COM        COM         669947400     7051     118000  SH        SOLE        0       118000   0        0
NTL INC                           COM         62940M104    11951     347200  SH        SOLE        0       347200   0        0
OMNIVISION TECH                   COM         682128103     4750     152600  SH        SOLE        0       152600   0        0
OPLINK COMM INC COM               COM         68375Q106     2812    1580000  SH        SOLE        0      1580000   0        0
PRESIDENTIAL LIFE CORP COM        COM         740884101     1651     117000  SH        SOLE        0       117000   0        0
PRIMEDIA INC COM STK              COM         74157K101     2153     706000  SH        SOLE        0       706000   0        0
REDWOOD TR INC COM                COM         758075402     5085     127400  SH        SOLE        0       127400   0        0
REPUBLIC SERVICES INC COM         COM         760759100     5668     250000  SH        SOLE        0       250000   0        0
RESTORATION HARDWARE INC COM      COM         760981100     3087     701500  SH        SOLE        0       701500   0        0
SCIENTIFIC GAMES COM STK          COM         80874P109    19104    2043200  SH        SOLE        0      2043200   0        0
SELECT COMFORT CORPORATION        COM         81616X103     8883     540000  SH        SOLE        0       540000   0        0
SONY CORP AMERN SH NEW            COM         835699307     6720     240000  SH        SOLE        0       240000   0        0
STAKE TECHNOLOGY LTD CAD COM      COM         852559103     3311     469000  SH        SOLE        0       469000   0        0
STARCRAFT CORP IND COM            COM         855269106     4885     236800  SH        SOLE        0       236800   0        0
ULTIMATE ELECTRONICS INC COM      COM         903849107     5417     424500  SH        SOLE        0       424500   0        0
ULTRA PETROLEUM CORP COM          COM         903914109     1742     134900  SH        SOLE        0       134900   0        0
UNIFI INC COM                     COM         904677101     1820     293600  SH        SOLE        0       293600   0        0
UNIVERSAL AMERICAN FINANCIAL C    COM         913377107      579      94000  SH        SOLE        0        94000   0        0
USEC INC COM STK                  COM         90333E108     1157     164800  SH        SOLE        1       164800   0        0
WABASH NATL CORP COM              COM         929566107    17341    1236000  SH        SOLE        0      1236000   0        0
XM SATELLITE COM STK              COM         983759101     2857     260000  SH        SOLE        0       260000   0        0




03388.0002 #423510